UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin U.S. Government Money Fund
Class A [FMFXX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$50	0.49%
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2025, the seven-day current yield for Class A shares of the Franklin U.S. Government Money Fund was 3.96% and the seven-day effective yield was 4.04%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted on the Fund’s returns.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$5,252,010,484
Total Number of Portfolio Holdings*	93
Total Administrative Fee Paid	$14,888,104
*	Reflects holdings of The U.S. Government Money Market Portfolio.
Franklin U.S. Government Money Fund	PAGE 1	111-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Money Fund	PAGE 2	111-ATSR-0825

Franklin U.S. Government Money Fund
Class C [FTQXX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$116	1.14%
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2025, the seven-day current yield for Class C shares of the Franklin U.S. Government Money Fund was 3.34% and the seven-day effective yield was 3.39%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted on the Fund’s returns.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$5,252,010,484
Total Number of Portfolio Holdings*	93
Total Administrative Fee Paid	$14,888,104
*	Reflects holdings of The U.S. Government Money Market Portfolio.
Franklin U.S. Government Money Fund	PAGE 1	2111-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Money Fund	PAGE 2	2111-ATSR-0825

Franklin U.S. Government Money Fund
Class R [FRQXX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$101	0.99%
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2025, the seven-day current yield for Class R shares of the Franklin U.S. Government Money Fund was 3.48% and the seven-day effective yield was 3.54%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted on the Fund’s returns.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$5,252,010,484
Total Number of Portfolio Holdings*	93
Total Administrative Fee Paid	$14,888,104
*	Reflects holdings of The U.S. Government Money Market Portfolio.
Franklin U.S. Government Money Fund	PAGE 1	8111-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Money Fund	PAGE 2	8111-ATSR-0825

Franklin U.S. Government Money Fund
Class R6 [FRRXX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$48	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2025, the seven-day current yield for Class R6 shares of the Franklin U.S. Government Money Fund was 3.82% and the seven-day effective yield was 3.89%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted on the Fund’s returns.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$5,252,010,484
Total Number of Portfolio Holdings*	93
Total Administrative Fee Paid	$14,888,104
*	Reflects holdings of The U.S. Government Money Market Portfolio.
Franklin U.S. Government Money Fund	PAGE 1	333-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Money Fund	PAGE 2	333-ATSR-0825

Franklin U.S. Government Money Fund
Class P1 [FVTXX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period September 4, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P11,[2]	$49	0.59%
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
2	Amounts are for the period September 4, 2024 through June 30, 2025. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2025, the seven-day current yield for Class P1 shares of the Franklin U.S. Government Money Fund was 3.72% and the seven-day effective yield was 3.79%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted on the Fund’s returns.
Returns for less than one year have not been annualized.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$5,252,010,484
Total Number of Portfolio Holdings*	93
Total Administrative Fee Paid	$14,888,104
*	Reflects holdings of The U.S. Government Money Market Portfolio.
Franklin U.S. Government Money Fund	PAGE 1	8113-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of The U.S. Government Money Market Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Government Money Fund	PAGE 2	8113-ATSR-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2024 and June 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,087 in June 30, 2024 and $18,900 in June 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in June 30, 2024 and $0 in June 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in June 30, 2024 and $9,750 in June 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in June 30, 2024 and $0 in June 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in June 30, 2024 and $0 in June 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $43,126 in June 30, 2024 and $0 in June 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $183,126 in June 30, 2024 and $437,023 in June 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
U.S. Government
Money Fund
Financial Statements and Other Important Information
Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 16
Tax Information 17
The Money Market Portfolios 18
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.042 0.048 0.032 0.001 —
a
Less distributions from:
Net investment income .......................... (0.042) (0.048) (0.032) (0.001) (—)
a
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
................................... 4.26% 4.93% 3.30% 0.06% —%
c
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ...... 0.49% 0.51% 0.51% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.49% 0.51% 0.51% 0.19% 0.09%
Net investment income ........................... 4.16% 4.84% 3.24% 0.08% —%
c
Supplemental data
Net assets, end of year (000’s) ..................... $5,021,022 $4,868,571 $4,613,527 $4,379,075 $3,271,640
a
Amount rounds to less than $0.001 per share.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
c
Rounds to less than 0.01%.
d
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.035 0.042 0.026 —
a
—
a
Less distributions from:
Net investment income .......................... (0.035) (0.042) (0.026) (—)
a
(—)
a
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
................................... 3.59% 4.26% 2.62% —%
c
—%
c
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ...... 1.14% 1.16% 1.16% 0.59% 0.52%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.16% 1.16% 0.24% 0.09%
Net investment income ........................... 3.55% 4.17% 2.50% 0.01% —%
c
Supplemental data
Net assets, end of year (000’s) ..................... $38,207 $47,787 $138,352 $173,327 $174,336
a
Amount rounds to less than $0.001 per share.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
c
Rounds to less than 0.01%.
d
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.037 0.043 0.027 —
a
—
a
Less distributions from:
Net investment income .......................... (0.037) (0.043) (0.027) (—)
a
(—)
a
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 3.74% 4.41% 2.78% 0.01% —%
b
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.99% 1.01% 1.01% 0.58% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.99% 1.01% 1.01% 0.23% 0.09%
Net investment income ........................... 3.71% 4.32% 2.63% 0.02% —%
b
Supplemental data
Net assets, end of year (000’s) ..................... $5,304 $6,417 $10,733 $8,345 $6,006
a
Amount rounds to less than $0.001 per share.
b
Rounds to less than 0.01%.
c
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.042 0.049 0.033 0.001 —
a
Less distributions from:
Net investment income .......................... (0.042) (0.049) (0.033) (0.001) (—)
a
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 4.28% 4.98% 3.35% 0.06% —%
b
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.48% 0.49% 0.49% 0.50% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.47% 0.46% 0.46% 0.17% 0.09%
Net investment income ........................... 4.18% 4.88% 3.26% 0.07% —%
b
Supplemental data
Net assets, end of year (000’s) ..................... $111,919 $106,267 $101,180 $105,446 $84,445
a
Amount rounds to less than $0.001 per share.
b
Rounds to less than 0.01%.
c
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
June 30, 2025
a
Class P1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $1.00
Income from investment operations:
Net investment income ............................................................................ 0.032
Less distributions from:
Net investment income ............................................................................ (0.032)
Net asset value, end of year ......................................................................... $1.00
Total return
b
..................................................................................... 3.26%
Ratios to average net assets
c,d
Expenses ....................................................................................... 0.59%
Net investment income ............................................................................. 3.73%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $75,560
a
For the period September 4, 2024 (effective date) to June 30, 2025.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Ratios include the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Schedule of Investments, June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Money Market Funds 100.1%
a
U.S. Government Money Market Portfolio (The) , 4.204% ...................... 5,257,299,881 $ 5,257,299,881
Total Money Market Funds (Cost $ 5,257,299,881 ) ................................
5,257,299,881
Other Assets, less Liabilities (0.1) % ...........................................
(5,289,397)
Net Assets 100.0% ...........................................................
$5,252,010,484
a
The rate shown is the annualized seven-day effective yield at period end.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Money Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $5,257,299,881
Cash .................................................................................... 41,145
Receivables:
Capital shares sold ........................................................................ 10,765,312
Dividends ............................................................................... 18,185,094
Total assets 5,286,291,432
Liabilities:
Payables:
Investment securities purchased .............................................................. 18,182,962
Capital shares redeemed ................................................................... 14,384,895
Administrative fees ........................................................................ 1,248,635
Distribution fees .......................................................................... 27,916
Transfer agent fees ........................................................................ 257,341
Trustees' fees and expenses ................................................................. 4,360
Accrued expenses and other liabilities ........................................................... 174,839
Total liabilities ......................................................................... 34,280,948
Net assets, at value $5,252,010,484
Net assets consist of:
Paid-in capital ............................................................................. $5,252,001,818
Total distributable earnings (losses) ............................................................. 8,666
Net assets, at value ................................................................. $5,252,010,484
Franklin U.S.
Government
Money Fund
Class A:
Net assets, at value ....................................................................... $5,021,021,617
Shares outstanding ........................................................................ 5,021,098,071
Net asset value per share
a ,b
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $38,206,501
Shares outstanding ........................................................................ 38,211,901
Net asset value per share
a ,b
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $5,304,005
Shares outstanding ........................................................................ 5,304,157
Net asset value per share
b
.................................................................. $1.00
Class R6:
Net assets, at value ....................................................................... $111,918,681
Shares outstanding ........................................................................ 111,918,505
Net asset value per share
b
.................................................................. $1.00
Class P1:
Net assets, at value ....................................................................... $75,559,680
Shares outstanding ........................................................................ 75,559,650
Net asset value per share
b
.................................................................. $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Operations
for the year ended June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S.
Government
Money Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $235,561,614
Expenses:
Administrative fees (Note 3 a ) .................................................................. 14,888,104
Distribution fees: (Note 3b )
    Class C ................................................................................ 284,517
    Class R ................................................................................ 29,098
    Class P1 ............................................................................... 9,350
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 2,078,295
    Class C ................................................................................ 18,148
    Class R ................................................................................ 2,414
    Class R6 ............................................................................... 31,064
    Class P1 ............................................................................... 3,662
Reports to shareholders fees .................................................................. 220,599
Registration and filing fees .................................................................... 312,818
Professional fees ........................................................................... 131,555
Trustees' fees and expenses .................................................................. 55,984
Other .................................................................................... 92,400
Total expenses ......................................................................... 18,158,008
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (8,745)
Net expenses ......................................................................... 18,149,263
Net investment income ................................................................ 217,412,351
Net increase (decrease) in net assets resulting from operations .......................................... $217,412,351

Franklin U.S. Government Money Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Money Fund
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $217,412,351 $244,167,290
Distributions to shareholders:
Class A ............................................................. (210,789,216) (235,861,527)
Class C ............................................................. (1,552,916) (3,030,401)
Class R ............................................................. (215,768) (284,816)
Class R6 ............................................................ (4,507,545) (4,983,874)
Class P1 ............................................................ (347,367) —
Total distributions to shareholders .......................................... (217,412,812) (244,160,618)
Capital share transactions: (Note 2 )
Class A ............................................................. 152,450,845 255,037,263
Class C ............................................................. (9,580,660) (90,564,628)
Class R ............................................................. (1,112,864) (4,315,902)
Class R6 ............................................................ 5,652,100 5,086,936
Class P1 ............................................................ 75,559,650 —
Total capital share transactions ............................................ 222,969,071 165,243,669
Net increase (decrease) in net assets ................................... 222,968,610 165,250,341
Net assets:
Beginning of year ....................................................... 5,029,041,874 4,863,791,533
End of year ........................................................... $5,252,010,484 $5,029,041,874

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin U.S. Government Money Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes
of shares: Class A, Class C, Class R, Class R6 and Class
P1. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 4, 2024, Franklin U.S. Government
Money Fund began offering a new class of shares, Class P1.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Board has designated the
Portfolio's investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund’s administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At June 30, 2025, the
Fund owned 47.82% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Class A Shares:
Shares sold
a
............................................................ $2,954,762,472 $2,887,704,203
Shares issued in reinvestment of distributions ................................... 208,662,363 232,640,510
Shares redeemed ........................................................ (3,010,973,990) (2,865,307,450)
Net increase (decrease) ................................................... $152,450,845 $255,037,263
Class C Shares:
Shares sold ............................................................ $24,740,747 $39,301,701
Shares issued in reinvestment of distributions ................................... 1,533,801 2,992,635
Shares redeemed
a
....................................................... (35,855,208) (132,858,964)
Net increase (decrease) ................................................... $(9,580,660) $(90,564,628)
Class R Shares:
Shares sold ............................................................ $3,331,856 $4,224,629
Shares issued in reinvestment of distributions ................................... 213,996 284,015
Shares redeemed ........................................................ (4,658,716) (8,824,546)
Net increase (decrease) ................................................... $(1,112,864) $(4,315,902)
Class R6 Shares:
Shares sold ............................................................ $131,265,144 $75,331,611
Shares issued in reinvestment of distributions ................................... 3,833,695 4,051,802
Shares redeemed ........................................................ (129,446,739) (74,296,477)
Net increase (decrease) ................................................... $5,652,100 $5,086,936
Class P1 Shares:
Shares sold ............................................................ $165,748,994 $—
Shares issued in reinvestment of distributions ................................... 346,467 —
Shares redeemed ........................................................ (90,535,811) —
Net increase (decrease) ................................................... $75,559,650 $—
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:
For the year ended June 30, 2025, the gross effective administrative fee rate was 0.285% of the Fund’s average daily net assets.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class A and Class R6 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class C, R and P1 compensation distribution plans, the Fund pays
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.455% Up to and including $100 million
0.330% Over $100 million, up to and including $250 million
0.280% In excess of $250 million
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Class P1 ................................................................................... 0.10%
CDSC retained .............................................................................. $90,547

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended June 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,843,376 was retained by Investor Services.
e. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.02% based on the average net assets of the class until October 31, 2025.
f. Other Affiliated Transactions
At June 30, 2025, an interested board member owned 26.00% of the Fund's outstanding shares.
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2025 and 2024, was as follows:
At June 30, 2025, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $217,412,812 $244,160,618
Cost of investments .......................................................................... $5,257,299,881
Distributable earnings:
Undistributed ordinary income ................................................................... $8,666
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Portfolio's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin U.S. Government Money Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin U.S. Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
U.S. Government Money Fund (the "Fund") as of June 30 2025, the related statement of operations for the year ended June
30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin U.S. Government Money Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $217,412,351
Section 163(j) Interest Earned §163(j) $217,412,351
Interest Earned from Federal Obligations Note (1) $179,460,424

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.045 0.052 0.036 0.001 —
Net realized gains (losses) ....................... — — —
a
— (—)
a
Total from investment operations .................... 0.045 0.052 0.036 0.001 —
a
Less distributions from:
Net investment income .......................... (0.045) (0.052) (0.036) (0.001) (—)
a
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 4.62% 5.30% 3.67% 0.14% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates ....... 0.15% 0.15% 0.15%
b
0.10%
b
0.09%
b
Net investment income ........................... 4.54% 5.20% 3.58% 0.13% —%
c
Supplemental data
Net assets, end of year (000’s) ..................... $10,994,096 $11,497,745 $10,718,122 $11,102,314 $11,811,420
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.
c
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments, June 30, 2025
The U.S. Government Money Market Portfolio
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 75.4%
FFCB ,
a
4.234%, 7/09/25 ................................................... $ 13,900,000 $ 13,886,934
a
4.238%, 7/16/25 ................................................... 37,200,000 37,134,435
a
4.242%, 7/24/25 ................................................... 37,100,000 36,999,737
a
4.248%, 8/05/25 ................................................... 27,700,000 27,586,084
a
4.245%, 8/19/25 ................................................... 46,500,000 46,232,909
a
4.255%, 8/20/25 ................................................... 18,400,000 18,291,900
a
4.256%, 8/21/25 ................................................... 18,500,000 18,389,139
a
4.249%, 8/27/25 ................................................... 46,700,000 46,387,966
a
4.252%, 9/03/25 ................................................... 46,700,000 46,349,646
b
FRN, 4.415%, (SOFR + 0.025%), 9/10/25 ............................... 29,000,000 29,000,000
b
FRN, 4.41%, (SOFR + 0.02%), 10/09/25 ................................ 24,000,000 24,000,000
b
FRN, 4.48%, (SOFR + 0.09%), 5/14/26 ................................. 79,100,000 79,114,009
b
FRN, 4.48%, (SOFR + 0.09%), 8/17/26 ................................. 22,130,000 22,130,000
445,502,759
FHLB ,
a
4.151%, 7/01/25 ................................................... 273,951,000 273,951,000
a
4.229%, 7/02/25 ................................................... 186,000,000 185,978,155
a
4.223%, 7/07/25 ................................................... 65,500,000 65,453,932
a
4.222%, 7/09/25 ................................................... 211,300,000 211,101,956
a
4.235%, 7/10/25 ................................................... 46,000,000 45,951,355
a
4.229%, 7/11/25 ................................................... 318,500,000 318,126,288
a
4.242%, 7/14/25 ................................................... 46,000,000 45,929,652
a
4.222%, 7/16/25 ................................................... 167,000,000 166,706,776
a
4.236%, 7/18/25 ................................................... 164,800,000 164,471,034
a
4.241%, 7/22/25 ................................................... 50,000,000 49,876,625
a
4.236%, 7/23/25 ................................................... 179,100,000 178,637,645
a
4.222%, 7/30/25 ................................................... 206,100,000 205,401,521
a
4.239%, 8/01/25 ................................................... 427,770,000 426,214,361
a
4.232%, 8/04/25 ................................................... 93,500,000 93,127,792
a
4.248%, 8/05/25 ................................................... 93,000,000 92,617,537
a
4.239%, 8/06/25 ................................................... 231,750,000 230,771,789
a
4.246%, 8/07/25 ................................................... 114,100,000 113,604,276
a
4.24%, 8/08/25 ................................................... 254,900,000 253,764,265
a
4.251%, 8/11/25 ................................................... 189,000,000 188,089,492
a
4.249%, 8/13/25 ................................................... 298,900,000 297,390,904
a
4.246%, 8/15/25 ................................................... 161,000,000 160,150,121
a
4.244%, 8/18/25 ................................................... 46,700,000 46,437,235
a
4.245%, 8/19/25 ................................................... 46,700,000 46,431,760
a
4.254%, 8/20/25 ................................................... 184,700,000 183,615,342
a
4.25%, 8/22/25 ................................................... 186,400,000 185,262,850
a
4.238%, 8/26/25 ................................................... 71,825,000 71,354,626
a
4.254%, 8/27/25 ................................................... 186,000,000 184,755,738
a
4.254%, 8/28/25 ................................................... 93,000,000 92,366,954
a
4.262%, 9/03/25 ................................................... 138,700,000 137,656,976
a
4.262%, 9/05/25 ................................................... 185,200,000 183,764,114
a
4.26%, 9/10/25 ................................................... 55,450,000 54,988,065
a
4.262%, 9/12/25 ................................................... 185,700,000 184,109,041
a
4.262%, 9/24/25 ................................................... 93,500,000 92,568,597
a
4.244%, 9/26/25 ................................................... 158,800,000 157,188,180
a
4.095%, 12/01/25 .................................................. 46,000,000 45,213,112
b
FRN, 4.415%, (SOFR + 0.025%), 7/07/25 ............................... 86,400,000 86,400,000
b
FRN, 4.415%, (SOFR + 0.025%), 7/18/25 ............................... 77,000,000 77,000,000
b
FRN, 4.41%, (SOFR + 0.02%), 7/25/25 ................................. 86,400,000 86,400,000
b
FRN, 4.395%, (SOFR + 0.01%), 8/07/25 ................................ 124,000,000 124,000,000
b
FRN, 4.4%, ( SOFR + 0.01%), 8/15/25 .................................. 81,700,000 81,700,000
b
FRN, 4.4%, (SOFR + 0.01%), 8/18/25 .................................. 79,100,000 79,100,000

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See abbreviations on page 28 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
FHLB, (continued)
b
FRN, 4.4%, (SOFR + 0.01%), 8/22/25 .................................. $ 78,800,000 $ 78,800,000
b
FRN, 4.39%, (SOFR), 9/29/25 ........................................ 94,500,000 94,500,000
b
FRN, 4.39%, ( SOFR), 10/03/25 ....................................... 83,600,000 83,600,000
b
FRN, 4.39%, (SOFR), 10/14/25 ....................................... 79,000,000 79,000,000
b
FRN, 4.41%, (SOFR + 0.02%), 10/15/25 ................................ 81,700,000 81,700,000
b
FRN, 4.395%, (SOFR + 0.005%), 10/17/25 .............................. 82,300,000 82,300,000
b
FRN, 4.395%, ( SOFR + 0.005%), 10/21/25 .............................. 82,000,000 82,000,000
b
FRN, 4.415%, (SOFR + 0.025%), 11/28/25 ............................... 86,000,000 86,000,000
b
FRN, 4.39%, (SOFR), 12/15/25 ....................................... 118,400,000 118,400,000
6,753,929,066
a
U.S. Treasury Bills ,
4.16%, 7/01/25 ................................................... 160,000,000 160,000,000
4.236%, 7/03/25 ................................................... 185,000,000 184,956,474
4.228%, 7/08/25 ................................................... 162,000,000 161,866,913
4.224%, 7/10/25 ................................................... 256,000,000 255,729,922
4.242%, 7/15/25 ................................................... 160,750,000 160,485,254
4.233%, 7/17/25 ................................................... 108,200,000 107,996,824
4.06%, 3/19/26 ................................................... 20,000,000 19,427,975
4.067%, 5/14/26 ................................................... 43,000,000 41,511,949
1,091,975,311
Total U.S. Government and Agency Securities (Cost $8,291,407,136) ..............
8,291,407,136
c
Repurchase Agreements 24.5%
Bank of New York Mellon Corp. (The), 4.37%, 7/01/25 (Maturity Value $400,048,556)
Collateralized by U.S. Treasury Note, 0.875% - 4.875%, 4/30/26 - 2/15/55 (valued at
$408,000,013) .................................................... 400,000,000 400,000,000
BNP Paribas Securities Corp., 4.38%, 7/01/25 (Maturity Value $675,082,125)
Collateralized by U.S. Treasury Note, 4.125%, 1/31/27 (valued at $690,564,728) .. 675,000,000 675,000,000
Deutsche Bank Securities, Inc., 4.38%, 7/01/25 (Maturity Value $52,006,327)
Collateralized by U.S. Treasury Notes, 0%, 7/3/25 - 11/20/25 (valued at $53,040,080) 52,000,000 52,000,000
Federal Reserve Bank of New York, 4.25%, 7/01/25 (Maturity Value $1,350,159,375)
Collateralized by U.S. Treasury Notes, 0.625% - 3.125%, 8/15/25 - 11/15/31 (valued at $1,350,159,400) ................................................. 1,350,000,000 1,350,000,000
Goldman Sachs & Co. LLC, 4.39%, 7/01/25 (Maturity Value $75,009,146)
Collateralized by U.S. Treasury Note, 4.25%, 11/30/26 (valued at $76,547,449) ... 75,000,000 75,000,000
HSBC Securities USA, Inc., 4.29%, 7/01/25 (Maturity Value $110,013,108)
Collateralized by U.S. Government Agency Securities, 3% - 7.5%, 12/20/28 - 4/20/65
(valued at $112,200,000) ............................................ 110,000,000 110,000,000
RBC Dominion Securities, Inc., 4.35%, 7/01/25 (Maturity Value $25,003,021)
Collateralized by U.S. Treasury Note,  0% - 2.875%, 7/1/25 - 5/15/30 (valued at
$25,500,077) ..................................................... 25,000,000 25,000,000
Total Repurchase Agreements (Cost $2,687,000,000) ............................
2,687,000,000
Total Short Term Investments (Cost $10,978,407,136) ............................
10,978,407,136
a
Total Investments (Cost $10,978,407,136) 99.9% ................................
$10,978,407,136
Other Assets, less Liabilities 0.1% .............................................
15,688,535
Net Assets 100.0% ...........................................................
$10,994,095,671

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $8,291,407,136
Unaffiliated repurchase agreements, at value and cost ............................................... 2,687,000,000
Cash .................................................................................... 6,865,587
Receivables:
Interest ................................................................................. 10,190,270
Total assets .......................................................................... 10,995,462,993
Liabilities:
Payables:
Management fees ......................................................................... 1,246,301
Professional fees ......................................................................... 85,551
Trustees' fees and expenses ................................................................. 7,432
Accrued expenses and other liabilities ........................................................... 28,038
Total liabilities ......................................................................... 1,367,322
Net assets, at value ................................................................. $10,994,095,671
Net assets consist of:
Paid-in capital ............................................................................. $10,993,995,070
Total distributable earnings (losses) ............................................................. 100,601
Net assets, at value ................................................................. $10,994,095,671
Shares outstanding ......................................................................... 10,993,996,668
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $472,450,910
Expenses:
Management fees (Note 3 a ) ................................................................... 15,112,199
Custodian fees ............................................................................ 36,468
Reports to shareholders fees .................................................................. 1,203
Professional fees ........................................................................... 103,565
Trustees' fees and expenses .................................................................. 103,867
Other .................................................................................... 47,019
Total expenses ......................................................................... 15,404,321
Net investment income ................................................................ 457,046,589
Net increase (decrease) in net assets resulting from operations .......................................... $457,046,589

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $457,046,589 $549,788,397
Distributions to shareholders .............................................. (456,945,921) (549,797,249)
Capital share transactions (Note 2 ) .......................................... (503,749,714) 779,631,968
Net increase (decrease) in net assets ................................... (503,649,046) 779,623,116
Net assets:
Beginning of year ....................................................... 11,497,744,717 10,718,121,601
End of year ........................................................... $10,994,095,671 $11,497,744,717

The Money Market Portfolios

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Annual Report
Notes to Financial Statements
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio's
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund's administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the
seller, collateralized by securities which are delivered to
the Portfolio's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held
by the Portfolio at year end, as indicated in the Schedule of
Investments, had been entered into on June 30, 2025.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of June 30,
2025, the Portfolio has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares sold ............................................................ $24,661,124,716 $24,020,028,954
Shares issued in reinvestment of distributions ................................... 457,103,361 549,798,848
Shares redeemed ........................................................ (25,621,977,791) (23,790,195,834)
Net increase (decrease) ................................................... $(503,749,714) $779,631,968
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
c. Other Affiliated Transactions
At June 30, 2025, the shares of the Portfolio were owned by the following investment companies:
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2025 and 2024, was as follows:
At June 30, 2025, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2025, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ................................. 5,736,696,787 52.18%
Franklin U.S. Government Money Fund ........................................... 5,257,299,881 47.82%
10,993,996,668 100.00%
2025 2024
Distributions paid from:
Ordinary income .......................................................... $456,945,921 $549,797,249
Cost of investments .......................................................................... $10,978,407,136
Distributable earnings:
Undistributed ordinary income ................................................................... $100,601
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
6. Operating Segments
The Portfolio has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio's financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Portfolio's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
7. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

The Money Market Portfolios
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The U.S.
Government Money Market Portfolio (the "Portfolio") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30,
2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of June 30 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30 2025 and the financial highlights for each of the five years in the period ended June 30 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
August 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

The Money Market Portfolios
Tax Information (unaudited)

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Annual Report
The U.S. Government Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $457,046,589
Section 163(j) Interest Earned §163(j) $457,046,589
Interest Earned from Federal Obligations Note (1) $359,817,641

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund (Feeder Fund) is a feeder fund that invests all of its assets in The U.S. Government
Money Market Portfolio (Master Portfolio). The Feeder Fund does not have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (collectively or individually, the Board) of each of the Feeder Fund and the Master Portfolio is comprised of the same individuals. References herein to “the Fund” refer to the Feeder Fund and/or Master Portfolio as the context requires. At an in-person meeting held on April 15, 2025 (Meeting), the Board, including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the
Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail US government money market funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe, but within three basis points for the five- and 10-year periods. The Board discussed the Fund’s performance with management and management explained that the Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act and is therefore managed in a conservative manner with at least 99.5% of its total assets invested in Government securities, cash and repurchase agreements collateralized fully by Government securities and/
or cash, which minimizes liquidity risk. Management further explained that the Fund had a shorter weighted maturity as compared to the Performance Universe, noting that funds with shorter weighted maturities tend to underperform funds with longer weighted maturities but ensures abundant liquidity, which impacted the Fund’s longer-term performance. The Board

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Annual Report
noted management’s commitment to continue to invest in what it believes are high-quality, liquid securities. The Board noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class A and Government Cash Managed shares for other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for Fund included the Fund and eight other US government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed with management the Fund’s above median Management Rate and actual total expense ratio relative to its peers in the Expense Group, including the impact of certain of the peers’ voluntary waivers that had been implemented to support minimum yield requirements and the expiration of the waivers. The Board also noted that the Fund is maintained as an accommodation product for investors in need of a short-term investment vehicle, and the Fund’s Management Rate is paid by the Master Portfolio. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Fund in view of the transitory nature of its investment role within the FT family of funds, the services provided to the Fund’s shareholders and management’s subsidization of expenses (when needed).
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

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THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
The Master Portfolio is only registered under the Investment Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares of the Master Portfolio are sold only to other investment companies, which include the Franklin U.S. Government Money Fund and Money Market Portfolio (each a Feeder Fund). Each Feeder
Fund invests all of its assets in the Master Portfolio. None of the Feeder Funds have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (collectively or individually, the Board) of each
Feeder Fund and Master Portfolio is comprised of the same individuals. At an in-person meeting held on April 15, 2025
(Meeting), the Board of the Master Portfolio, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
investment performance of the Master Portfolio; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Master Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Master Portfolio and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager;
as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for the Master
Portfolio; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the
Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued
development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles.
The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master Portfolio and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Master Portfolio over various time periods ended
December 31, 2024. The Board considered the performance returns for the Master Portfolio in comparison to the performance returns of mutual funds deemed comparable to the Master Portfolio included in a universe (Performance Universe) selected by
Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Master Portfolio performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Master Portfolio’s performance results is below.
The Performance Universe for the Master Portfolio included the Master Portfolio and all retail US government money market funds. The Board noted that the Master Portfolio’s annualized income return for the one-, three- and five-year periods was below the median of its Performance Universe, but for the 10-year period was above the median of its Performance
Universe. The Board discussed the Master Portfolio’s performance with management and management explained that the
Master Portfolio is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act and is therefore managed in a conservative manner with at least 99.5% of its total assets invested in Government securities, cash and repurchase agreements collateralized fully by Government securities and/or cash, which minimizes liquidity risk. The Board further noted

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Annual Report
management’s view regarding the income-related attributes of the Master Portfolio (e.g., a fund’s investment objective) as set forth in the Master Portfolio’s registration statement and that the evaluation of the Master Portfolio’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Master Portfolio’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Master Portfolio’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; and other non-management fees. The
Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Master Portfolio in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the
Master Portfolio selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A, Class AF2, DWS Government & Agency Money Fund Class, Investor Class, Mischler
Financial G Class and Ultra Class shares for other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Master Portfolio included the Master Portfolio and eight other US government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Master Portfolio were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the other funds in the
Expense Group were not master portfolios in a master-feeder structure like the Master Portfolio and, accordingly, considered the Management Rate and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The Board concluded that the Management Rate charged to the Master Portfolio is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Master Portfolio. In this respect, the Board considered the Master Portfolio profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September
30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Master Portfolio’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Master Portfolio’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Master
Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable upfront expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Master Portfolio was not excessive in view of the nature, extent and quality of services provided to the Master Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Master
Portfolio grows larger and whether the Master Portfolio’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Master Portfolio had experienced a significant decrease in assets and would not be expected to demonstrate economies of scale in the near term, and concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds and the services provided to the Master Portfolio’s shareholders.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4311-AFSOI 08/25
© 2025 Franklin Templeton Investments. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin U.S. Government Money Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025